Commitments and Contingencies - Schedule of Lease Term and Discount Rate (Details)	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term (years), Operating leases	7 years 6 months	8 years 2 months 12 days
Weighted-average discount rate, Operating leases	10.60%	10.60%